THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

COMMON STOCKS - 91.2%	Shares	Value
Communications - 13.6%
Alphabet, Inc. - Class A (a)	500	$ 1,448,520
Alphabet, Inc. - Class C (a)	500	1,446,795
Booking Holdings, Inc. (a)	450	1,079,653
Comcast Corporation - Class A	16,000	805,280
Meta Platforms, Inc. - Class A (a)	5,600	1,883,560
Walt Disney Company (The) (a)	4,550	704,750
		7,368,558
Consumer Discretionary - 9.2%
Amazon.com, Inc. (a)	600	2,000,604
Home Depot, Inc. (The)	2,400	996,024
Lowe's Companies, Inc.	4,500	1,163,160
TJX Companies, Inc. (The)	11,000	835,120
		4,994,908
Consumer Staples - 6.6%
PepsiCo, Inc.	5,200	903,292
Procter & Gamble Company (The)	6,785	1,109,890
Target Corporation	4,960	1,147,943
Walmart, Inc.	3,000	434,070
		3,595,195
Energy - 2.5%
Chevron Corporation	7,700	903,595
TotalEnergies SE - ADR	9,500	469,870
		1,373,465
Financials - 13.0%
Ameriprise Financial, Inc.	4,250	1,282,055
Chubb Ltd.	2,500	483,275
Goldman Sachs Group, Inc. (The)	2,085	797,617
JPMorgan Chase & Company	9,200	1,456,820
Morgan Stanley	8,170	801,967
PNC Financial Services Group, Inc. (The)	5,200	1,042,704
Truist Financial Corporation	20,000	1,171,000
		7,035,438
Health Care - 12.8%
Amgen, Inc.	1,800	404,946
Anthem, Inc.	2,000	927,080
CVS Health Corporation	10,800	1,114,128
Johnson & Johnson	4,465	763,827
Merck & Company, Inc.	9,500	728,080
Pfizer, Inc.	14,500	856,225
Thermo Fisher Scientific, Inc.	1,725	1,150,989
UnitedHealth Group, Inc.	2,000	1,004,280
		6,949,555

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.2% (Continued)	Shares	Value
Industrials - 10.2%
Eaton Corporation plc	7,000	$ 1,209,740
Lockheed Martin Corporation	1,000	355,410
Norfolk Southern Corporation	3,700	1,101,527
Raytheon Technologies Corporation	5,800	499,148
Southwest Airlines Company (a)	15,540	665,734
Trane Technologies plc	4,300	868,729
United Parcel Service, Inc. - Class B	4,000	857,360
		5,557,648
Materials - 1.6%
Eastman Chemical Company	7,000	846,370

Real Estate - 1.3%
American Tower Corporation	2,400	702,000

Technology - 20.4%
Apple, Inc.	18,400	3,267,288
Applied Materials, Inc.	6,245	982,713
Broadcom, Inc.	1,400	931,574
Cisco Systems, Inc.	19,500	1,235,715
Microsoft Corporation	8,200	2,757,824
Oracle Corporation	11,500	1,002,915
Visa, Inc. - Class A	4,000	866,840
		11,044,869

Total Common Stocks (Cost $18,180,075)		$ 49,468,006

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 8.8%	Shares	Value
Communication Services Select Sector SPDR Fund	4,500	$ 349,560
Consumer Staples Select Sector SPDR Fund	9,500	732,545
iShares Expanded Tech-Software Sector ETF (a)	2,700	1,073,655
iShares Semiconductor ETF	1,700	921,944
Vanguard Information Technology ETF	3,700	1,695,229
Total Exchange-Traded Funds (Cost $2,003,263)		$ 4,772,933

Total Investments at Value - 100.0% (Cost $20,183,338)	$ 54,240,939

Other Assets in Excess of Liabilities - 0.0% (b)	24,808

Net Assets - 100.0%	$ 54,265,747

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.